Basis of Presentation	3 Months Ended
Jun. 30, 2025
Basis of Preparation [Abstract]
Basis of Presentation [Text Block]

2. Basis of Presentation

The accompanying condensed interim consolidated financial statements (the "financial statements") are prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") and include the results of the Company and its wholly owned subsidiaries. Any reference in these notes to applicable guidance is meant to refer to the authoritative guidance found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU"). These financial statements are presented in U.S. dollars, which is the functional currency of the Company. The results in the financial statements and these notes include required estimates and assumptions of management, and they are not necessarily indicative of results to be expected for the year ending March 31, 2026, or for any future interim period. Further, the financial statements and the notes do not include all the information and notes required by GAAP for a complete presentation of annual financial statements. As such, the financial statements and these notes should be read in conjunction with the consolidated financial statements for the year ended March 31,2025, and notes thereto, included in the 2025 Annual Report.

(i) Use of estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, as of the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates the estimates used, which include but are not limited to the: estimates in the determination of the fair value of derivative asset classified as level 3 on the fair value hierarchy; determinations of the useful lives and recoverability of long-lived assets; the realization of tax assets, and estimates of tax liabilities.

These estimates, judgments, and assumptions are reviewed periodically, and the impact of any revisions are reflected in the financial statements in the period in which such revisions are made. Actual results may materially differ from those estimates

(ii) Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation in the financial statements and notes. The reclassifications did not have a material impact on the financial statements and related disclosures. The impact on any prior period disclosures was immaterial.

(iii) Significant Accounting Policies

Except for the update noted below, see the Company’s 2025 Annual Report for a detailed discussion of the Company’s significant accounting policies.

Derivatives

The Company occasionally enters into derivative financial instruments as part of its equipment purchase contracts.  In addition, the Company evaluates its financing and service arrangements to determine whether certain arrangements contain features that qualify as embedded derivatives requiring bifurcation in accordance with Accounting Standard Codification (“ASC”) 815 - Derivatives and Hedging. Embedded derivatives that are required to be bifurcated from the host instrument or arrangement are accounted for and valued as separate financial instruments

Derivatives are initially recorded at fair value with subsequent changes in fair value recognized as gains or losses in the consolidated statements of comprehensive income (loss). The Company classifies derivative assets or liabilities in the consolidated statements of financial position as current or non-current based on whether settlement of the instrument could be required within 12 months of the reporting date.

(iv) Recently Issued Accounting Pronouncements

The Company continually assesses new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of such change to its financial statements and ensures that there are proper controls in place to ascertain that the Company’s financial statements properly reflect the change.

(a) In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024; early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its disclosures for the year ending March 31, 2026.

(b) In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires, in the notes to the annual and interim financial statements, disaggregated information about certain income statement expense line items. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its disclosures.

(v) Basis of consolidation

These consolidated financial statements include the accounts of the Company and all subsidiaries. Subsidiaries are entities in which the Company has a controlling voting interest or is the primary beneficiary of a variable interest entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases. The consolidated financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating intercompany balances and transactions.

These financial statements include the accounts of the Company and the following entities:

Subsidiaries	Jurisdiction of incorporation	Functional currency	Ownership interest

HIVE Blockchain Switzerland AG	Switzerland	U.S. dollar	100%
HIVE Blockchain Iceland ehf.	Iceland	U.S. dollar	100%
Bikupa Datacenter AB	Sweden	U.S. dollar	100%
Bikupa Datacenter 2 AB	Sweden	U.S. dollar	100%
Bikupa Real Estate AB	Sweden	U.S. dollar	100%
Hive Digital Data Ltd.	Bermuda	U.S. dollar	100%
Liv Eiendom AS	Norway	U.S. dollar	100%
9376-9974 Quebec Inc.	Canada	Canadian dollar	100%
HIVE Atlantic Datacentres Ltd	Canada	Canadian dollar	100%
HIVE Performance Computing Ltd	Bermuda	U.S. dollar	100%
HIVE Performance Cloud Inc.	Canada	Canadian dollar	100%
Zunz S.A.	Paraguay	U.S. dollar	100%
W3X S.A.	Paraguay	U.S. dollar	100%
HIVE Holdings Paraguay 1 Ltd	Bermuda	U.S. dollar	100%
HIVE Holdings Paraguay 2 Ltd	Bermuda	U.S. dollar	100%
BUZZ High Performance Computing Inc.	Canada	Canadian dollar	100%

(vi) Foreign currency

Effective April 1, 2024, the Company's functional currency changed from the Canadian dollar to the U.S. dollar, which is prospectively accounted for in these financial statements. The change in functional currency better reflects the ongoing activities and operations of the Company.

For purposes of the Company's financial statements, the assets and liabilities of subsidiaries with a Canadian dollar functional currency are translated into U.S. dollars. Gains and losses resulting from these translations are reported as a component of accumulated other comprehensive income (loss) on the consolidated statements of comprehensive income (loss). Revenue, expenses, and gains or losses are translated into U.S. dollars using average exchange rates for each period.

Gains and losses from the remeasurement of foreign currency transactions into the functional currency are recognized as a component of other income, net on the statement of operations.